DIGITAL ASSETS (Details Narrative)				12 Months Ended
		Dec. 30, 2024 USD ($)	Dec. 27, 2024 USD ($) Bitcoin	Dec. 31, 2025 USD ($) Bitcoin	Dec. 31, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Bitcoin closing price				$ 87,502	$ 95,297
Digital assets				14,901,322
Bitcoin revaluation gain (loss) recognized				(3,607,337)	440,145
Digital assets				$ 14,901,321	30,441,133
Bitcoin [member]
IfrsStatementLineItems [Line Items]
Digital assets transferred			$ 19,490,644
Number of bitcoin transferred | Bitcoin			208.7180
Usage of loan description			100% of the loan were used to purchase additional Bitcoin (around 105.7173 Bitcoin)
Number of digital assets sold | Bitcoin				445
Average sale price of bitcoin				$ 96,300
Loss from disposal of bitcoin				5,805,455
Coinbase Bitcoin Treasury Freely Traded [Member]
IfrsStatementLineItems [Line Items]
Digital assets				1,414,474
Ledn Bitcoin Treasury Restricted [Member]
IfrsStatementLineItems [Line Items]
Digital assets				13,486,848
Bitcoin treasury freely traded [member]
IfrsStatementLineItems [Line Items]
Digital assets				1,414,474	10,550,934
Bitcoin treasury restricted [member]
IfrsStatementLineItems [Line Items]
Digital assets	[1]			$ 13,486,847	$ 19,890,199
Commercial lender [member] | Bitcoin [member]
IfrsStatementLineItems [Line Items]
Loan principal amount		$ 10,000,000
Number of monthly installments		18 months
Interest rate		13.90%

[1]	During the year ended December 31, 2025, the Group entered into a series of loan agreements with Ledn Cayman SEZC Inc.,with an aggregate principal amount of US$